Convertible Notes (Tables)	12 Months Ended
Sep. 30, 2025
Convertible Notes [Abstract]
Schedule of Convertible Notes and Amortized Cost

The movement of the convertible notes and amortized cost as of September 30, 2025 and September 30, 2024 consisted of the following:

	As of September 30,	As of September 30,
	2025	2024
Convertible Notes- Issued in June, 2024	$1,075,781	$1,360,000
Less cost of Share converted	183,993	204,764
Less repayment of the Notes	891,788	-
Less debt discount and debt issuance cost	-	79,455
	-	1,075,781
Less current portion of convertible notes payable	-	1,075,781
Long-term convertible notes payable	$-	$-